Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	AUDIOCODES LTD
Document Period End Date	Jun. 30, 2021
Entity File Number	0-30070
Entity Central Index Key	0001086434
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false